Other Financial Liabilities	12 Months Ended
Dec. 31, 2023
OTHER FINANCIAL LIABILITIES
Other Financial Liabilities

20.  OTHER FINANCIAL LIABILITIES.

The balance of other financial liabilities as of December 31, 2023 and 2022 is as follows:

	Current		Non-current
	12-31-2023	12-31-2022	12-31-2023	12-31-2022
Other financial liabilities	ThCh$	ThCh$	ThCh$	ThCh$
Interest-bearing borrowings	542,220,313	55,977,988	1,897,563,167	2,138,411,462
Hedging derivatives (*)	72,793,962	7,593,354	6,949,774	45,391,794
Non-hedging derivatives (**)	640	4,948,441	—	—
Total	615,014,915	68,519,783	1,904,512,941	2,183,803,256

(*) See Note 23.2.a

(**) See Note 23.2.b

20.1 Interest-bearing borrowings

The detail of current and non-current interest-bearing borrowings as of December 31, 2023 and 2022 is as follows:

	Current		Non-current
	12-31-2023	12-31-2022	12-31-2023	12-31-2022
Classes of Interest-bearing borrowings	ThCh$	ThCh$	ThCh$	ThCh$
Secured bank loans	2,709,891	700,871	433,297,280	251,622,840
Unsecured bank loans	132,507,740	926,860	131,568,000	213,543,720
Unsecured obligations with the public	407,002,682	54,350,257	1,332,697,887	1,673,244,902
Total	542,220,313	55,977,988	1,897,563,167	2,138,411,462

Bank borrowings by currency and contractual maturity as of December 31, 2023 and 2022 are as follows:

-	Summary of bank borrowings by currency and maturity

					12-31-2023
					Maturity			Maturity
Country	Currency	Effective Interest	Nominal Interest	Secured / Unsecured	One to three months	Three to twelve months	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than Five Years	Total Non-Current
		Rate	Rate		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	4.89%	4.89%	Yes	—	2,709,891	2,709,891	—	21,489,439	32,548,640	33,094,962	346,164,239	433,297,280
Chile	CLP	3.05%	3.05%	No	163	—	163	—	—	—	—	—	—
Chile	US$	5.13%	5.13%	No	295,283	132,212,294	132,507,577	—	131,568,000	-	—	—	131,568,000
				Total	295,446	134,922,185	135,217,631	-	153,057,439	32,548,640	33,094,962	346,164,239	564,865,280

					12-31-2022
					Maturity			Maturity
Country	Currency	Effective Interest	Nominal Interest	Secured / Unsecured	One to three months	Three to twelve months	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than Five Years	Total Non-Current
		Rate	Rate		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	5.08%	5.08%	Yes	—	700,871	700,871	—	—	—	20,968,571	230,654,269	251,622,840
Chile	CLP	3.04%	3.04%	No	83	—	83	—	—	—	—	—	—
Chile	US$	4.36%	4.36%	No	595	926,182	926,777	42,616,261	42,548,459	128,379,000	—	—	213,543,720
				Total	678	1,627,053	1,627,731	42,616,261	42,548,459	128,379,000	20,968,571	230,654,269	465,166,560

Fair value measurement and hierarchy

The fair value of current and non-current bank borrowings as of December 31, 2023, is ThCh$680,249,170 (ThCh$448,681,529 as of December 31, 2022). The borrowings have been categorized as Level 2 fair value measurement based on the entry data used in the valuation techniques (see Note 3.h).

-	Identification of bank borrowings by debtor

											12-31-2023
											Maturity			Maturity
Taxpayer ID	Company	Country	Taxpayer ID	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Type of Amortization	Secured	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Non-current ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Banco Santander (Overdraft facility)	Chile	CLP	6.00%	6.00%	Upon expiration	No	3	—	3	—	—	—	—	—	—
76.536.353-5	Enel Chile S.A.	Chile	97.036.000-k	Banco Santander	Chile	US$	5.71%	5.71%	Upon expiration	No	—	43,823,228	43,823,228	—	—	—	—	—	—
76.536.353-5	Enel Chile S.A.	Chile	97.018.000-1	Scotiabank Chile	Chile	US$	6.86%	6.86%	Upon expiration	No	—	677,066	677,066	—	131,568,000	—	—	—	131,568,000
76.536.353-5	Enel Chile S.A.	Chile	Foreign	European Investment Bank	Luxembourg	US$	4.89%	4.89%	Annual	Yes	—	2,709,891	2,709,891	—	21,489,439	32,548,640	33,094,962	346,164,239	433,297,280
76.536.353-5	Enel Chile S.A.	Chile	Foreign	Banco Bilbao Viscaya Argentaria S.A NY Branch	USA	US$	6.37%	6.37%	Upon expiration	No	279,550	65,784,000	66,063,550	—	—	—	—	—	—
76.536.353-5	Enel Chile S.A.	Chile	Foreign	Mizuho Bank LTD.	USA	US$	6.37%	6.37%	Upon expiration	No		21,928,000	21,928,000	—	—	—	—	—	—
76.536.353-5	Enel Chile S.A.	Chile	97.018.000-1	Commitment fee (Scotiabank)	Chile	CLP	0.09%	0.09%	Upon expiration	No	160	—	160	—	—	—	—	—	—
76.536.353-5	Enel Chile S.A.	Chile	Foreign	Commitment fee (SMBC)	USA	US$	0.32%	0.32%	Upon expiration	No	15,733	—	15,733	—	—	—	—	—	—
										Total	295,446	134,922,185	135,217,631	—	153,057,439	32,548,640	33,094,962	346,164,239	564,865,280

											12-31-2022
											Maturity					Maturity
Taxpayer ID	Company	Country	Taxpayer ID	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Type of Amortization	Secured	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Non-current ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Banco Santander (Overdraft facility)	Chile	CLP	6.00%	6.00%	Upon expiration	No	3	—	3	—	—	—	—	—	—
76.536.353-5	Enel Chile S.A.	Chile	97.036.000-k	Banco Santander	Chile	US$	5.22%	5.22%	Upon expiration	No	—	24,825	24,825	42,616,261	—	—	—	—	42,616,261
76.536.353-5	Enel Chile S.A.	Chile	Foreign	Sumitomo Mitsui Banking Corp.NY	United States	US$	5.70%	5.70%	Upon expiration	No	—	318,451	318,451	—	42,548,459	—	—	—	42,548,459
76.536.353-5	Enel Chile S.A.	Chile	97.018.000-1	Scotiabank Chile	Chile	US$	6.29%	6.29%	Upon expiration	No	—	582,906	582,906	—	—	128,379,000	—	—	128,379,000
76.536.353-5	Enel Chile S.A.	Chile	Foreign	European Investment Bank	Luxembourg	US$	5.17%	5.17%	Annual	Yes	—	314,835	314,835	—	—	—	2,852,867	31,381,533	34,234,400
76.536.353-5	Enel Chile S.A.	Chile	Foreign	European Investment Bank	Luxembourg	US$	5.28%	5.28%	Annual	Yes	—	80,276	80,276	—	—	—	713,217	7,845,383	8,558,600
76.536.353-5	Enel Chile S.A.	Chile	Foreign	European Investment Bank	Luxembourg	US$	4.79%	4.79%	Annual	Yes	—	305,760	305,760	—	—	—	17,402,487	191,427,353	208,829,840
76.536.353-5	Enel Chile S.A.	Chile	97.018.000-1	Commitment fee (Scotia)	Chile	CLP	0.09%	0.09%	Quarterly	No	80	—	80	—	—	—	—	—	—
76.536.353-5	Enel Chile S.A.	Chile	Foreign	Commitment fee (BBVA ES)	Spain	US$	0.25%	0.25%	Quarterly	No	595	—	595	—	—	—	—	—	—
										Total	678	1,627,053	1,627,731	42,616,261	42,548,459	128,379,000	20,968,571	230,654,269	465,166,560

20.2 Unsecured liabilities

The detail of unsecured liabilities by currency and maturity as of December 31, 2023 and 2022 is as follows:

-	Summary of Unsecured liabilities by currency and maturity

					12-31-2023
					Maturity			Maturity
		Effective Interest	Nominal Interest	Secured	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current
Country	Currency	Rate	Rate		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	7.08%	6.49%	No	9,020,288	355,950,646	364,970,934	—	—	180,244,202	865,156,308	91,174,497	1,136,575,007
Chile	UF	6.01%	5.48%	No	—	42,031,748	42,031,748	41,097,026	41,097,026	41,097,026	40,071,906	32,759,896	196,122,880
				Total	9,020,288	397,982,394	407,002,682	41,097,026	41,097,026	221,341,228	905,228,214	123,934,393	1,332,697,887

					12-31-2022
					Maturity			Maturity
		Effective Interest	Nominal Interest	Secured	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
Country	Currency	Rate	Rate		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	7.08%	6.49%	No	8,801,651	5,273,643	14,075,294	341,190,623	—	—	175,773,904	930,723,093	1,447,687,620
Chile	UF	6.01%	5.48%	No	—	40,274,963	40,274,963	39,222,125	39,222,125	39,222,125	39,222,125	68,668,782	225,557,282
				Total	8,801,651	45,548,606	54,350,257	380,412,748	39,222,125	39,222,125	214,996,029	999,391,875	1,673,244,902

-	-Individual identification of Unsecured liabilities by debtor

											12-31-2023
											Maturity			Maturity
Taxpayer ID	Company	Country	Taxpayer ID	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Type of Amortization	Secured	Less than 90 days ThCh$	More than 90 days	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non-Current ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - First issuance S-1	USA	US$	8.00%	7.87%	Upon expiration	No	5,925,358	—	5,925,358	—	—	180,244,202	—	—	180,244,202
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - First issuance S-2	USA	US$	8.80%	7.33%	Upon expiration	No	1,894,811	—	1,894,811	—	—	—	—	61,106,625	61,106,625
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - First issuance S-3	USA	US$	8.68%	8.13%	Upon expiration	No	1,200,119	—	1,200,119	—	—	—	—	30,067,872	30,067,872
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - Single 24296	USA	US$	4.67%	4.88%	Upon expiration	No	—	353,693,888	353,693,888	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Banco Santander -317 Series-H	Chile	UF	7.17%	6.20%	Biannual	No	—	8,168,209	8,168,209	7,652,187	7,652,187	7,652,187	6,627,067	—	29,583,628
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Banco Santander 522 Series-M	Chile	UF	4.85%	4.75%	Biannual	No	—	33,863,539	33,863,539	33,444,839	33,444,839	33,444,839	33,444,839	32,759,896	166,539,252
76.536.353-5	Enel Chile S.A.	Chile	Foreign	BNY Mellon – Single	USA	US$	5.24%	4.88%	Upon expiration	No	—	2,256,758	2,256,758	—	—	—	865,156,308	—	865,156,308
								Total			9,020,288	397,982,394	407,002,682	41,097,026	41,097,026	221,341,228	905,228,214	123,934,393	1,332,697,887

											12-31-2022
											Maturity			Maturity
Taxpayer ID	Company	Country	Taxpayer ID	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Type of Amortization	Secured	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non-Current ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - First issuance S-1	USA	US$	8.00%	7.87%	Upon expiration	No	5,781,737	—	5,781,737	—	—	—	175,773,904	—	175,773,904
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - First issuance S-2	USA	US$	8.80%	7.33%	Upon expiration	No	1,848,884	—	1,848,884	—	—	—	—	59,583,109	59,583,109
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - First issuance S-3	USA	US$	8.68%	8.13%	Upon expiration	No	1,171,030	—	1,171,030	—	—	—	—	29,207,740	29,207,740
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - Single 24296	USA	US$	4.67%	4.25%	Upon expiration	No	—	3,071,586	3,071,586	341,190,623	—	—	—	—	341,190,623
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Banco Santander -317 Series-H	Chile	UF	7.17%	6.20%	Biannual	No	—	7,889,718	7,889,718	7,303,084	7,303,084	7,303,084	7,303,084	5,728,650	34,940,986
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Banco Santander 522 Series-M	Chile	UF	4.85%	4.75%	Biannual	No	—	32,385,245	32,385,245	31,919,041	31,919,041	31,919,041	31,919,041	62,940,132	190,616,296
76.536.353-5	Enel Chile S.A.	Chile	Foreign	BNY Mellon - Single	USA	US$	5.24%	4.88%	Upon expiration	No	—	2,202,057	2,202,057	—	—	—	—	841,932,244	841,932,244
								Total			8,801,651	45,548,606	54,350,257	380,412,748	39,222,125	39,222,125	214,996,029	999,391,875	1,673,244,902

20.3 Secured liabilities

As of December 31, 2023 and 2022, there were no secured bonds.

Fair value measurement and hierarchy

The fair value of the current and non-current secured and unsecured liabilities as of December 31, 2023, was ThCh$1,813,354,006 (ThCh$1,785,501,986 as of December 31, 2022). These liabilities have been categorized as Level 2 (See Note 3.h). It is important to note that these financial liabilities are measured at amortized cost (See Note 3.g.4).

20.4 Hedged debt

The debt denominated in U.S. dollars equivalent to ThCh$1,134,993,280 held by the Group as of December 31, 2023, is related to future cash flow hedges for the Group’s U.S. dollar-linked operating revenues (ThCh$1,170,026,521 as of December 31, 2022) (see Note 3.g.5).

The following table details changes in “Reserve for cash flow hedges” as December 31, 2023, 2022 and 2021, due to exchange differences:

	For the years ended December 31,
	2023	2022	2021
	ThCh$	ThCh$	ThCh$
Balance in hedging reserves (income hedge) at the beginning of the year net	(313,681,107)	(281,553,799)	(60,345,663)
Foreign currency translation differences recorded in equity, net	(77,802,235)	(79,982,722)	(248,168,691)
Allocation of foreign currency exchange differences to profit or loss, net	49,754,097	47,855,414	26,960,555
Balance in hedging reserves (income hedge) at the end of the year net	(341,729,245)	(313,681,107)	(281,553,799)

20.5 Other information

As of December 31, 2023, the Group does not have any unconditionally available long-term credit lines for ThCh$473,644,800 (ThCh$333,551,000 as of December 31, 2022).

20.6 Future Undiscounted debt flows.

The following tables are the estimates of undiscounted flows by type of financial debt:

a)	Summary of secured and unsecured bank borrowings

			12-31-2023									12-31-2022
			Current			Non-Current						Current			Non-Current
			Maturity			Maturity						Maturity			Maturity
Country	Currency	Nominal Interest Rate	One to three months	Three to twelve months	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-current	One to three months	Three to twelve months	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-current
			ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	5.09%	4,328,459	148,032,780	152,361,239	32,578,347	179,751,687	50,591,710	50,497,511	465,392,457	778,811,712	4,440,158	13,320,472	17,760,630	59,969,992	59,381,559	164,416,712	32,155,498	264,985,598	580,909,359
Chile	CLP	3.05%	3	—	3	—	—	—	—	—	—	3	—	3	—	—	—	—	—	—
Total			4,328,462	148,032,780	152,361,242	32,578,347	179,751,687	50,591,710	50,497,511	465,392,457	778,811,712	4,440,161	13,320,472	17,760,633	59,969,992	59,381,559	164,416,712	32,155,498	264,985,598	580,909,359

b)	Summary of Guaranteed and Unsecured bonds

			12-31-2023									12-31-2022
						Non-Current						Current			Non-Current
			Maturity			Maturity						Maturity			Maturity
Country	Currency	Nominal Interest Rate	One to three months	Three to twelve months	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current	One to three months	Three to twelve months	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-current
			ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	6.49%	20,050,165	400,670,073	420,720,238	65,302,852	65,302,852	232,730,900	904,151,004	333,819,188	1,601,306,796	20,115,546	60,346,639	80,462,185	411,183,992	65,374,889	65,374,889	228,729,357	1,213,353,136	1,984,016,263
Chile	UF	5.48%	3,036,733	49,666,384	52,703,117	50,578,025	48,486,304	46,394,583	46,045,239	34,614,282	226,118,433	3,438,027	48,772,585	52,210,612	50,193,204	48,175,796	46,158,387	44,140,978	76,708,509	265,376,874
Total			23,086,898	450,336,457	473,423,355	115,880,877	113,789,156	279,125,483	950,196,243	368,433,470	1,827,425,229	23,553,573	109,119,224	132,672,797	461,377,196	113,550,685	111,533,276	272,870,335	1,290,061,645	2,249,393,137